Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	616,027,320.13	32,117
Yield Supplement Overcollateralization Amount 09/30/24	57,001,546.64	0
Receivables Balance 09/30/24	673,028,866.77	32,117
Principal Payments	26,776,275.04	862
Defaulted Receivables	1,231,054.44	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	53,769,153.21	0
Pool Balance at 10/31/24	591,252,384.08	31,209

Pool Statistics	$ Amount	# of Accounts
Pool Factor	55.44%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	10,609,649.90	410
Past Due 61-90 days	3,410,009.26	140
Past Due 91-120 days	658,260.94	30
Past Due 121+ days	0.00	0
Total	14,677,920.10	580

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.28%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.63%
Delinquency Trigger Occurred	NO

Recoveries	760,534.07
Aggregate Net Losses/(Gains) - October 2024	470,520.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.84%
Prior Net Losses/(Gains) Ratio	1.10%
Second Prior Net Losses/(Gains) Ratio	0.62%
Third Prior Net Losses/(Gains) Ratio	0.30%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	6,799,402.42
Actual Overcollateralization	6,799,402.42
Weighted Average Contract Rate	6.01%
Weighted Average Contract Rate, Yield Adjusted	10.98%
Weighted Average Remaining Term	47.17

Flow of Funds	$ Amount
Collections	30,796,105.06
Investment Earnings on Cash Accounts	14,615.73
Servicing Fee	(560,857.39)
Transfer to Collection Account	-
Available Funds	30,249,863.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,462,228.24
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,040,621.87
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,650,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,799,402.42
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,086,391.29

Total Distributions of Available Funds	30,249,863.40

Servicing Fee	560,857.39
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	608,943,005.95
Principal Paid	24,490,024.29
Note Balance @ 11/15/24	584,452,981.66

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	95,438,484.21
Principal Paid	14,446,179.44
Note Balance @ 11/15/24	80,992,304.77
Note Factor @ 11/15/24	36.5653746%

Class A-2b
Note Balance @ 10/15/24	66,354,521.74
Principal Paid	10,043,844.85
Note Balance @ 11/15/24	56,310,676.89
Note Factor @ 11/15/24	36.5653746%

Class A-3
Note Balance @ 10/15/24	316,300,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	316,300,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	84,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	84,000,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	31,200,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	31,200,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	15,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	15,650,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,673,447.82
Total Principal Paid	24,490,024.29
Total Paid	27,163,472.11

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	442,993.63
Principal Paid	14,446,179.44
Total Paid to A-2a Holders	14,889,173.07

Class A-2b
SOFR Rate	5.00981%
Coupon	5.41981%
Interest Paid	309,680.44
Principal Paid	10,043,844.85
Total Paid to A-2b Holders	10,353,525.29

Class A-3
Coupon	5.15000%
Interest Paid	1,357,454.17
Principal Paid	0.00
Total Paid to A-3 Holders	1,357,454.17

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5737163
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5764373
Total Distribution Amount	26.1501536

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.9999712
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	65.2197717
Total A-2a Distribution Amount	67.2197429

A-2b Interest Distribution Amount	2.0109119
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	65.2197718
Total A-2b Distribution Amount	67.2306837

A-3 Interest Distribution Amount	4.2916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.2916667

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	83.32
Noteholders' Third Priority Principal Distributable Amount	639.04
Noteholders' Principal Distributable Amount	277.64

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	2,603,351.22
Investment Earnings	10,479.02
Investment Earnings Paid	(10,479.02)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$9,473,294.79	4,597,830.19	4,449,331.61
Number of Extensions	336	167	152
Ratio of extensions to Beginning of Period Receivables Balance	1.41%	0.65%	0.61%